Acquisitions (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of assets and liabilities, consolidated revenues, net loss and cash flow information information of the VIE's
The following consolidated revenues, net income and cash flow information for the period between January 1, 2022 and the completion of the Restructuring, have been included in the accompanying consolidated financial statements. All intercompany transactions and balances with the Company and its subsidiaries, prior to the Restructuring, have been eliminated upon consolidation.

From January 1, 2022 to the completion of the Restructuring
RMB
Revenues (i)	936,520
Net income (ii)	2,793,301
Net cash provided by operating activities (iii)	224,031
Net cash provided by investing activities	165,672
Net cash used in financing activities (iv)	(1,055,000)
Net decrease in cash and restricted cash	(665,297)
Cash and restricted cash at the beginning of the period	665,297
Cash and restricted cash at the end of the period	—
___________________________
(i)From January 1, 2022 to the completion of the Restructuring, revenues include RMB265,452 from the Company and its subsidiaries, which are eliminated upon consolidation.
(ii)From January 1, 2022 to the completion of the Restructuring, net income includes RMB2,981,707 from the Company and its subsidiaries, which are eliminated upon consolidation.
(iii)From January 1, 2022 to the completion of the Restructuring, net cash provided by operating activities includes RMB228,428 generated from the Company and its subsidiaries which are eliminated upon consolidation.
(iv)From January 1, 2022 to the completion of the Restructuring, net cash used in financing activities includes RMB157,000 provided by the Company and its subsidiaries which are eliminated upon consolidation.
The following table summarizes the results of operations* and net assets of HF EU consolidated in the Group’s consolidated financial statements. The amounts are after eliminating transactions between the Group and HF EU.

As of December 31,
2023
RMB
Assets
Current assets	39,580
Total assets	39,580

Liabilities
Current liabilities	36,749
Total liabilities	36,749

Year ended December 31,
2023
RMB
Revenue	33,527
Cost of revenues	(30,849)
Gross profit	2,678

Loss from operations	(28)
Loss before income taxes	(314)
Net loss	(314)

Schedule of purchase price to the fair value of the assets acquired and liabilities assumed
The allocation of purchase price to the fair value of the assets acquired and liabilities assumed were as follows:

RMB
Cash	374
Accounts receivable - third parties, net	31,602
Prepayments and other current assets	801
Inventories	7,054
Notes receivable	4,401
Property and equipment, net	12,974
Intangible assets, net	724
Non-deductible goodwill	25,727
Short-term borrowings	(7,140)
Accounts payable - third parties	(27,634)
Accrued expenses and other current liabilities	(3,183)
Carrying value of existing investment	(21,026)
Gain on equity method investment derecognized	(1,174)
Total consideration	23,500

Supplemental schedule of noncash investing and financing activities
Fair values of assets acquired and liabilities assumed excluding cash of RMB374	19,599
Non-deductible goodwill	25,727
Fair value of derecognized investment	(22,200)
Consideration payable as included in "accrued expenses and other current liabilities"	(11,750)
Consideration paid	11,376

RMB
Supplemental schedule of noncash investing and financing activities
Assets acquired and liabilities assumed excluding cash of RMB1,121	100,002
Carrying amount of derecognized investment	(34,829)
Noncontrolling interest	14,360
Deferred tax liability	(34,348)
Consideration paid	45,185